Investment in Associates (Details) - USD ($) $ in Thousands		6 Months Ended
	Feb. 09, 2017	Jun. 30, 2018
Rollforward of investment in associate and joint venture
Beginning balance		$ 20,800
Ending balance		20,489
Associates
Rollforward of investment in associate and joint venture
Beginning balance		20,800
Share of profit of associates		827
Dividend declared		(1,138)
Ending balance		$ 20,489
Gastrade
Rollforward of investment in associate and joint venture
Equity interest in Associate (as a percent)	20.00%